Fair Value, Assets and Liabilities Measured on a Recurring Basis Level 3 Valuation Techniques and Significant Unobservable Inputs (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgages held for sale, carried at fair value	15,565	13,879
Loans	5,788	5,995
Mortgage servicing rights	12,738	15,580
Interest rate contract [Member] | Minimum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Default rate	0.00%	0.00%
Loss severity	50.00%	44.90%
Prepayment rate		11.10%
Interest rate contract [Member] | Maximum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Default rate	0.02%	16.50%
Loss severity	50.00%	50.00%
Prepayment rate		15.60%
Interest rate contract [Member] | Weighted Average [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Default rate	0.01%	5.00%
Loss severity	50.00%	50.00%
Prepayment rate		15.60%
Derivative loan commitments [Member] | Minimum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Fall-out factor	1.00%	1.00%
Initial-value servicing	(0.311%)	(0.215%)
Derivative loan commitments [Member] | Maximum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Fall-out factor	99.00%	99.00%
Initial-value servicing	1.133%	0.816%
Derivative loan commitments [Member] | Weighted Average [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Fall-out factor	24.50%	21.80%
Initial-value servicing	0.465%	0.326%
Equity contract [Member] | Minimum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Weighted average life	1 year	3 months 18 days
Conversion factor	(11.20%)	(18.40%)
Equity contract [Member] | Minimum [Member] | Option model [Member]
Fair Value Inputs [Abstract]
Correlation factor	(56.00%)	(5.30%)
Volatility factor	8.30%	6.80%
Equity contract [Member] | Maximum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Weighted average life	2 years	3 years 3 months 18 days
Conversion factor	0.00%	0.00%
Equity contract [Member] | Maximum [Member] | Option model [Member]
Fair Value Inputs [Abstract]
Correlation factor	96.30%	87.60%
Volatility factor	80.90%	81.20%
Equity contract [Member] | Weighted Average [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Weighted average life	1 year 3 months 18 days	1 year 9 months 18 days
Conversion factor	(8.40%)	(14.10%)
Equity contract [Member] | Weighted Average [Member] | Option model [Member]
Fair Value Inputs [Abstract]
Correlation factor	42.10%	72.20%
Volatility factor	28.30%	25.40%
Credit contract [Member] | Minimum [Member] | Market Comparable Pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	(28.60%)	(31.30%)
Credit contract [Member] | Minimum [Member] | Option model [Member]
Fair Value Inputs [Abstract]
Loss severity	11.50%	10.50%
Credit spread	0.00%	0.00%
Credit contract [Member] | Maximum [Member] | Market Comparable Pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	26.30%	30.40%
Credit contract [Member] | Maximum [Member] | Option model [Member]
Fair Value Inputs [Abstract]
Loss severity	72.50%	72.50%
Credit spread	17.00%	12.20%
Credit contract [Member] | Weighted Average [Member] | Market Comparable Pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	1.80%	(0.10%)
Credit contract [Member] | Weighted Average [Member] | Option model [Member]
Fair Value Inputs [Abstract]
Loss severity	48.70%	47.40%
Credit spread	0.90%	0.70%
Government, healthcare and other revenue bonds [Member] | Minimum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	0.40%	0.40%
Government, healthcare and other revenue bonds [Member] | Maximum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	5.60%	6.40%
Government, healthcare and other revenue bonds [Member] | Weighted Average [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	1.50%	1.40%
Auction rate and other municipal bonds [Member] | Minimum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	1.50%	0.40%
Weighted average life	1 year 3 months 18 days	1 year 4 months 25 days
Auction rate and other municipal bonds [Member] | Maximum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	7.60%	12.30%
Weighted average life	19 years 4 months 24 days	13 years
Auction rate and other municipal bonds [Member] | Weighted Average [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	3.90%	4.60%
Weighted average life	6 years 4 months 24 days	4 years 4 months 24 days
Collateralized loan and other debt obligations [Member] | Minimum [Member] | Market Comparable Pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	(53.90%)	(12.00%)
Collateralized loan and other debt obligations [Member] | Maximum [Member] | Market Comparable Pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	25.00%	23.30%
Collateralized loan and other debt obligations [Member] | Weighted Average [Member] | Market Comparable Pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	0.90%	8.50%
Auto loans and leases [Member] | Minimum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	0.40%	0.60%
Weighted average life		1 year 4 months 24 days
Auto loans and leases [Member] | Maximum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	0.40%	0.90%
Weighted average life		1 year 7 months 6 days
Auto loans and leases [Member] | Weighted Average [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	0.40%	0.80%
Weighted average life		1 year 6 months
Diversified payment rights [Member] | Minimum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	0.90%	1.40%
Diversified payment rights [Member] | Maximum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	7.10%	4.70%
Diversified payment rights [Member] | Weighted Average [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	2.90%	3.00%
Other commercial and consumer [Member] | Minimum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	1.90%	0.60%
Weighted average life	1 year 7 months 6 days	7 months 6 days
Other commercial and consumer [Member] | Maximum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	21.50%	21.20%
Weighted average life	10 years 8 months 12 days	7 years 7 months 6 days
Other commercial and consumer [Member] | Weighted Average [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	5.00%	4.00%
Weighted average life	4 years	2 years 2 months 12 days
Perpetual preferred securities [Member] | Minimum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	4.10%	4.80%
Weighted average life	1 year	1 year
Perpetual preferred securities [Member] | Maximum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	9.30%	8.30%
Weighted average life	11 years 9 months 18 days	15 years
Perpetual preferred securities [Member] | Weighted Average [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	6.60%	7.40%
Weighted average life	9 years 8 months 12 days	12 years 2 months 12 days
Mortgages held for sale [Member] | Minimum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	1.10%	3.80%
Default rate	0.40%	0.60%
Loss severity	0.10%	1.30%
Prepayment rate	2.00%	2.00%
Mortgages held for sale [Member] | Minimum [Member] | Market Comparable Pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	(93.00%)
Mortgages held for sale [Member] | Maximum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	7.70%	7.90%
Default rate	15.00%	12.40%
Loss severity	26.40%	32.50%
Prepayment rate	15.50%	9.90%
Mortgages held for sale [Member] | Maximum [Member] | Market Comparable Pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	10.00%
Mortgages held for sale [Member] | Weighted Average [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	5.20%	5.50%
Default rate	2.60%	2.80%
Loss severity	18.30%	21.50%
Prepayment rate	8.10%	5.40%
Mortgages held for sale [Member] | Weighted Average [Member] | Market Comparable Pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	(30.00%)
Loans [Member] | Minimum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	0.00%	2.40%
Prepayment rate	0.60%	3.30%
Utilization rate	0.00%	0.00%
Loans [Member] | Maximum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	3.80%	3.90%
Prepayment rate	100.00%	37.80%
Utilization rate	1.00%	2.00%
Loans [Member] | Weighted Average [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	3.10%	3.30%
Prepayment rate	11.20%	12.20%
Utilization rate	0.40%	0.80%
Residential mortgage servicing rights [Member] | Minimum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	5.90%	5.40%
Prepayment rate	8.00%	7.50%
Cost to service per loan	86	86
Residential mortgage servicing rights [Member] | Maximum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	16.90%	11.20%
Prepayment rate	22.00%	19.40%
Cost to service per loan	683	773
Residential mortgage servicing rights [Member] | Weighted Average [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	7.60%	7.80%
Prepayment rate	12.50%	10.70%
Cost to service per loan	179	191
Other assets: nonmarketable equity investments [Member] | Minimum [Member] | Market Comparable Pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	(19.70%)	(30.60%)
Other assets: nonmarketable equity investments [Member] | Maximum [Member] | Market Comparable Pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	(4.00%)	(5.40%)
Other assets: nonmarketable equity investments [Member] | Weighted Average [Member] | Market Comparable Pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	(14.70%)	(21.90%)
Recurring [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgages held for sale, carried at fair value	15,565	13,879
Loans	5,788	5,995
Mortgage servicing rights	12,738	15,580
Fair Value, Inputs, Level 3 [Member] | Recurring [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgages held for sale, carried at fair value	2,313	2,374
Loans	5,788	5,723
Mortgage servicing rights	12,738	15,580
Total insignificant level 3 assets, net of liabilities	507	678
Total level 3 assets, net of liabilities	30,054	33,494
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Interest rate contract [Member] | Discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Net derivative assets and liabilities	196	(14)
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Derivative loan commitments [Member] | Discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Net derivative assets and liabilities	97	(26)
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Equity contract [Member] | Discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Net derivative assets and liabilities	162	199
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Equity contract [Member] | Option model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Net derivative assets and liabilities	(246)	(245)
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Credit contract [Member] | Market Comparable Pricing [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Net derivative assets and liabilities	(192)	(378)
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Credit contract [Member] | Option model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Net derivative assets and liabilities	3	3
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Government, healthcare and other revenue bonds [Member] | Discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading and available for sale securities	1,900	2,739
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Government, healthcare and other revenue bonds [Member] | Vendor priced [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading and available for sale securities	61	63
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Auction rate and other municipal bonds [Member] | Discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading and available for sale securities	323	451
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Collateralized loan and other debt obligations [Member] | Vendor priced [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading and available for sale securities	967	1,349
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Collateralized loan and other debt obligations [Member] | Market Comparable Pricing [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading and available for sale securities	565	612
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Auto loans and leases [Member] | Discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading and available for sale securities	245	492
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Diversified payment rights [Member] | Discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading and available for sale securities	661	757
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Other commercial and consumer [Member] | Discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading and available for sale securities	750	944
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Other commercial and consumer [Member] | Vendor priced [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading and available for sale securities	40	78
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Perpetual preferred securities [Member] | Discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading and available for sale securities	663	729
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Mortgages held for sale [Member] | Discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgages held for sale, carried at fair value	2,235	2,374
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Mortgages held for sale [Member] | Market Comparable Pricing [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgages held for sale, carried at fair value	78
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Loans [Member] | Discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Loans	5,788	5,723
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Residential mortgage servicing rights [Member] | Discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgage servicing rights	12,738	15,580
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Other assets: nonmarketable equity investments [Member] | Market Comparable Pricing [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Other assets: nonmarketable equity investments	2,512	1,386